Note 12 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
12.	Commitments and Contingencies

(a)
There are no material legal proceedings to which the Company is a party or to which any of its properties are subject, other than routine litigation incidental to the Company’s business.  In the opinion of the management, the disposition of these lawsuits should not have a material impact on the consolidated results of operations, financial position and cash flows.

(b)	There are no future minimum long-term time charter revenue based on non-cancelable time charter contracts as of December 31, 2013.

(c)
As of December 31, 2013, the Company had under construction two bulk carriers. The total contracted amount remaining to be paid for the two vessels under construction, was $54.38 million. Scheduled remaining payments as of December 31, 2013 were $8.16 million payable in 2014, $27.19 million in 2015 and $19.03 million in 2016.